Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total long-term debt	$ 33,405	$ 29,703
Less: Deferred financing costs and debt discounts	(191)	(172)
Less: Current installments of long-term debt	(1,990)	(2,296)
Long-term debt	31,224	27,235
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	2,216	1,572
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	$ (1,860)	$ (1,160)
Long-term debt weighted average interest rate (percent)	4.60%	6.20%
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 2,216	$ 1,572
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	88	89
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 5,610	$ 5,165
Long-term debt weighted average interest rate (percent)	4.37%	4.16%
ITC | Unsecured | Fixed Rate Unsecured US Shareholder Note
Debt Instrument [Line Items]
Total long-term debt	$ 286	$ 263
Stated interest rate	6.00%	6.00%
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 3,944	$ 3,268
Long-term debt weighted average interest rate (percent)	4.34%	4.22%
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,511	$ 1,278
Long-term debt weighted average interest rate (percent)	4.16%	4.00%
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Total long-term debt	$ 4,172	$ 3,668
Long-term debt weighted average interest rate (percent)	4.09%	3.80%
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,974	$ 1,687
Long-term debt weighted average interest rate (percent)	4.38%	4.27%
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 3,295	$ 3,295
Long-term debt weighted average interest rate (percent)	4.61%	4.61%
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 2,835	$ 2,685
Long-term debt weighted average interest rate (percent)	4.63%	4.52%
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 960	$ 860
Long-term debt weighted average interest rate (percent)	4.72%	4.70%
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 207	$ 152
Long-term debt weighted average interest rate (percent)	4.61%	4.45%
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 876	$ 702
Long-term debt weighted average interest rate (percent)	5.03%	4.89%
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 739	$ 748
Long-term debt weighted average interest rate (percent)	5.24%	5.24%
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 320	$ 320
Long-term debt weighted average interest rate (percent)	5.29%	5.29%
Corporate and Other | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 200	$ 200
Stated interest rate	6.51%	6.51%
Corporate and Other | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,000	$ 1,500
Long-term debt weighted average interest rate (percent)	4.11%	4.10%
Corporate and Other | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,172	$ 2,251
Long-term debt weighted average interest rate (percent)	3.79%	3.82%